Bank Loans - Schedule of Company Maintains the Following Lines of Credit (Details)	Dec. 31, 2025 EUR (€)
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 13,270,000
Carrying Value	4,510,449
CaixaBank [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000
Nominal interest rate	0.60%
Maturity	3/25/2025
Carrying Value	€ 2,314,026
Sabadell [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,400,000
Nominal interest rate	1.20%
Maturity	2/28/2025
Carrying Value
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,570,000
Nominal interest rate	1.90%
Maturity	12/22/2025
Carrying Value	€ 1,292,690
Santander [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 4,000,000
Nominal interest rate	0.45%
Maturity	2/28/2025
Carrying Value
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,690,000
Nominal interest rate	0.90%
Maturity	3/20/2025
Carrying Value	€ 903,733
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 110,000
Nominal interest rate	0.75%
Maturity	3/20/2025
Carrying Value